Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant plan qualification, service period, full-time	90 days
Participant plan qualification, service period, part-time	12 months
Automatic deferral rate, annual increase	1.00%
Vesting percentage	100.00%
Vesting period	3 years
Participant loans acquired, interest rate	2.00%
Forfeited nonvested account	$ 10,136	$ 15,779
Forfeited nonvested account, decrease from plan expenses	74,032	$ 62,483
Forfeited nonvested account, decrease from employer contribution	$ 0
EBP, Tranche 1
EBP, Description of Plan [Line Items]
Employer matching percentage	100.00%
Participant compensation matched, percentage	2.00%
EBP, Tranche 2
EBP, Description of Plan [Line Items]
Employer matching percentage	50.00%
Participant compensation matched, percentage	4.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Participant loans, interest rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Participant loans, interest rate	10.50%